Average Annual Total Returns	12 Months Ended	50 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.17%
Wilshire Liquid Alternative Equity Hedge Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.32%	6.87%
Leatherback Long/Short Alternative Yield ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(3.46%)	8.15%
Performance Inception Date		Nov. 16, 2020
Leatherback Long/Short Alternative Yield ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.23%)	7.24%
Leatherback Long/Short Alternative Yield ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.43%)	6.28%